Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES

Commitments

There were no material changes in commitments from that disclosed in the Corporation's 2018 Annual Financial Statements, except as follows.

In the first quarter of 2019, FortisBC Energy entered into two separate agreements to purchase pipeline capacity on the Westcoast Pipeline over a 42-year term, beginning in the fourth quarter of 2020, increasing gas purchase obligations by a total of approximately $334 million.

In March 2019 UNS Energy entered into a build-transfer agreement to develop a wind-powered electric generation facility, the Oso Grande Wind Project, which is expected to be completed by December 2020. UNS Energy expects to make payments under the agreement of US$259 million in 2019 and US$111 million in 2020, contingent upon certain performance obligations.

On April 16, 2019, Waneta Expansion ceased to be a related party (Note 11). This resulted in the disclosure of power purchase obligations of approximately $2.6 billion related to FortisBC Electric's agreement to purchase capacity from Waneta Expansion over the 40-year agreement that began in April 2015.

Contingencies

In April 2013 FHI and Fortis were named as defendants in an action in the Supreme Court of British Columbia by the Coldwater Indian Band ("Band") regarding interests in a pipeline right of way on reserve lands. The pipeline was transferred by FHI (then Terasen Inc.) to Kinder Morgan Inc. in April 2007. The Band seeks cancellation of the right of way and damages for wrongful interference with the Band's use and enjoyment of reserve lands. In May 2016 the Federal Court dismissed the Band's application for judicial review of the ministerial consent. In September 2017 the Federal Court of Appeal set aside the minister's consent and returned the matter to the minister for redetermination. No amount has been accrued in the Interim Financial Statements as the outcome cannot yet be reasonably determined.